Operating Segments (Details) - Schedule of Operational Segment - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Operational Segment [Line Items]
Net revenue		$ 19,926,006	$ 18,729,700	$ 57,208,885	$ 53,469,012
Adjusted EBITDA	[1]	2,153,119	1,108,380	5,345,296	2,427,423
BR [Member]
Schedule of Operational Segment [Line Items]
Net revenue		3,256,380	2,958,974	9,110,276	8,132,195
Adjusted EBITDA	[1]	377,679	99,250	733,874	292,800
Seara [Member]
Schedule of Operational Segment [Line Items]
Net revenue		2,193,966	2,091,562	6,499,556	6,162,416
Adjusted EBITDA	[1]	461,243	116,063	1,088,992	229,156
Beef North America [Member]
Schedule of Operational Segment [Line Items]
Net revenue		6,312,640	5,953,183	17,886,153	17,030,121
Adjusted EBITDA	[1]	117,347	103,008	136,531	212,843
Pork USA [Member]
Schedule of Operational Segment [Line Items]
Net revenue		2,042,489	2,026,552	6,114,728	5,611,574
Adjusted EBITDA	[1]	246,696	209,173	800,249	331,799
Pilgrim’s Pride [Member]
Schedule of Operational Segment [Line Items]
Net revenue		4,581,061	4,356,432	13,494,937	12,823,350
Adjusted EBITDA	[1]	775,892	449,760	2,059,291	1,093,860
Australia [Member]
Schedule of Operational Segment [Line Items]
Net revenue		1,784,587	1,575,241	4,882,634	4,478,908
Adjusted EBITDA	[1]	174,347	136,181	524,075	276,247
Others [Member]
Schedule of Operational Segment [Line Items]
Net revenue		152,119	140,697	412,639	642,196
Adjusted EBITDA	[1]	(85)	(4,438)	3,608	(7,477)
Reportable segments [member]
Schedule of Operational Segment [Line Items]
Net revenue		20,323,242	19,102,641	58,400,923	54,880,760
Adjusted EBITDA	[1]	2,153,119	1,108,997	5,346,620	2,429,228
Elimination [Member]
Schedule of Operational Segment [Line Items]
Net revenue	[2]	(397,236)	(372,941)	(1,192,038)	(1,411,748)
Adjusted EBITDA	[1],[2]		$ (617)	$ (1,324)	$ (1,805)

[1]	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:
[2]	Includes intercompany and intersegment transactions.